Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	€ 860	€ 5,239
Restricted cash	287	2,925
Total cash and cash equivalents	€ 1,147	€ 8,164